Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of accounts receivable, net

As of December 31, 2021, 2020 and 2019, accounts receivable are as follows:

	December 31,
	2021	2020	2019
Trade receivables	$3,162,920	2,772,418	2,595,978
Allowance for doubtful accounts	(60,717)	(68,360)	(72,886)
Income tax receivable	121,315	190,110	187,912
Recoverable value-added tax and other recoverable taxes	1,884,649	1,471,851	1,156,106
	$5,108,167	4,366,019	3,867,110

Schedule of past-due but not impaired portfolio

Below is a classification of trade accounts receivable according to their aging as of the reporting date, which has not been subject to impairment:

	December 31,
	2021	2020	2019
Past due at 60 days	8,079	18,811	20,463
Past due by more than 60 days	8,443	98,054	47,573
	$16,522	116,865	68,036

Schedule of movements in allowance for doubtful accounts

Reconciliation of movements in allowance for doubtful accounts

	2021	2020	2019
Balance as of January 1	$(68,360)	(72,886)	(79,937)
Increase in allowance	(706)	(1,826)	(57)
Amounts written off	8,436	6,458	7,030
Currency translation effect	(87)	(106)	78
Balance as of December 31,	$(60,717)	(68,360)	(72,886)